Stock-Based Compensation and Equity - Summary of Incentive Unit Activity (Detail) - 313 Acquisition LLC - Incentive Units - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, Beginning Balance (shares)	85,812,836.000	85,882,836
Forfeited (shares)	(450,000)	(70,000)
Outstanding, Ending Balance (shares)	85,362,836.000	85,812,836.000	85,882,836
Unvested shares expected to vest (shares)	59,663,659
Exercisable (shares)	25,699,177
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average exercise price per share, outstanding, beginning balance (in dollars per share)	$ 1.19	$ 1.19
Weighted average exercise price per share, forfeited (in dollars per share)	1.93	1.30
Weighted average exercise price per share, outstanding, ending balance (in dollars per share)	1.18	$ 1.19	$ 1.19
Weighted average exercise price per share, unvested shares expected to vest (in dollars per share)	1.22
Weighted average exercise price per share, Exercisable (in dollars per share)	$ 1.11
Outstanding, weighted average remaining contractual life	4 years 9 months 23 days	5 years 9 months 23 days	6 years 9 months 23 days
Unvested shares expected to vest, weighted average remaining contractual life	4 years 10 months 36 days
Exercisable at end of period, weighted average remaining contractual life	4 years 6 months
Outstanding, aggregate intrinsic value	$ 0	$ 0	$ 0
Unvested shares expected to vest, aggregate intrinsic value	0
Exercisable, aggregate intrinsic value	$ 0